Label	Element	Value
Document And Entity Information [Abstract]	ck0000890540_DocumentAndEntityInformationAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 28, 2017
Registrant Name	dei_EntityRegistrantName	Advisors' Inner Circle Fund II
Central Index Key	dei_EntityCentralIndexKey	0000890540
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov. 28, 2017
Document Effective Date	dei_DocumentEffectiveDate	Nov. 28, 2017
Prospectus Date	rr_ProspectusDate	Nov. 28, 2017